FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - foreign exchange rate exposure (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) shares
Cash and cash equivalents | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 6,432,557
Cash and cash equivalents | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,608,139
Cash and cash equivalents | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	3,216,279
Marketable securities | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	7,378,277
Marketable securities | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,844,569
Marketable securities | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	3,689,139
Trade accounts receivable | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	5,049,609
Trade accounts receivable | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,262,402
Trade accounts receivable | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	2,524,805
Trade accounts payable | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(1,625,011)
Trade accounts payable | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(406,253)
Trade accounts payable | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(812,506)
Loans and financing | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(61,304,673)
Loans and financing | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(15,326,168)
Loans and financing | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(30,652,337)
Liabilities for asset acquisitions and associates | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(127,598)
Liabilities for asset acquisitions and associates | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	(31,900)
Liabilities for asset acquisitions and associates | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	R$ (63,799)
Currency risk [member] | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate | shares	4.8413
Currency risk [member] | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in foreign exchange rate	25.00%
Currency risk [member] | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in foreign exchange rate	50.00%
Currency risk [member] | Dollar/Real | Option contract [member] | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	R$ 1,968,337
Currency risk [member] | Dollar/Real | Option contract [member] | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(3,436,589)
Currency risk [member] | Dollar/Real | Option contract [member] | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(7,464,284)
Currency risk [member] | Dollar/Real | Swap contract [member] | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(486,713)
Currency risk [member] | Dollar/Real | Swap contract [member] | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(1,491,613)
Currency risk [member] | Dollar/Real | Swap contract [member] | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(2,981,409)
Currency risk [member] | Dollar/Real | Forward contract [member] | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	162,776
Currency risk [member] | Dollar/Real | Forward contract [member] | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(596,284)
Currency risk [member] | Dollar/Real | Forward contract [member] | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(1,192,682)
Currency risk [member] | Dollar/Real | Embedded derivatives | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	230,471
Currency risk [member] | Dollar/Real | Embedded derivatives | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(122,510)
Currency risk [member] | Dollar/Real | Embedded derivatives | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(245,021)
Currency risk [member] | Dollar/Real | NDF parity derivatives | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	100,362
Currency risk [member] | Dollar/Real | NDF parity derivatives | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(22,715)
Currency risk [member] | Dollar/Real | NDF parity derivatives | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(47,331)
Currency risk [member] | Dollar/Real | Commodity Derivatives | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	19,149
Currency risk [member] | Dollar/Real | Commodity Derivatives | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(8,721)
Currency risk [member] | Dollar/Real | Commodity Derivatives | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(14,295)
Currency risk [member] | Dollar/Euro | NDF parity derivatives | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	100,362
Currency risk [member] | Dollar/Euro | NDF parity derivatives | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(337,711)
Currency risk [member] | Dollar/Euro | NDF parity derivatives | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(675,423)
Interest rate risk [member] | Cash and cash equivalents | Probable (base value) | CDI/SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,784,313
Interest rate risk [member] | Cash and cash equivalents | Possible 25% | CDI/SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	(56,429)
Interest rate risk [member] | Cash and cash equivalents | Remote 50% | CDI/SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	(112,858)
Interest rate risk [member] | Marketable securities | Probable (base value) | CDI/SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	5,889,009
Interest rate risk [member] | Marketable securities | Possible 25% | CDI/SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	(186,240)
Interest rate risk [member] | Marketable securities | Remote 50% | CDI/SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	(372,480)
Interest rate risk [member] | Loans and financing | Probable (base value) | CDI/SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	8,686,026
Interest rate risk [member] | Loans and financing | Probable (base value) | TJLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	250,474
Interest rate risk [member] | Loans and financing | Probable (base value) | LIBOR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	19,670,956
Interest rate risk [member] | Loans and financing | Possible 25% | CDI/SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	274,696
Interest rate risk [member] | Loans and financing | Possible 25% | TJLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	4,383
Interest rate risk [member] | Loans and financing | Possible 25% | LIBOR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	265,337
Interest rate risk [member] | Loans and financing | Remote 50% | CDI/SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	549,391
Interest rate risk [member] | Loans and financing | Remote 50% | TJLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	8,767
Interest rate risk [member] | Loans and financing | Remote 50% | LIBOR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	530,673
Interest rate risk [member] | Option contract [member] | Probable (base value) | CDI
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative financial liabilities	1,968,337
Interest rate risk [member] | Option contract [member] | Possible 25% | CDI
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative financial liabilities	(387,790)
Interest rate risk [member] | Option contract [member] | Remote 50% | CDI
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative financial liabilities	(743,473)
Interest rate risk [member] | Swap contract [member] | Probable (base value) | LIBOR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative financial liabilities	(486,713)
Interest rate risk [member] | Swap contract [member] | Probable (base value) | CDI
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative financial liabilities	(486,713)
Interest rate risk [member] | Swap contract [member] | Possible 25% | LIBOR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative financial liabilities	127,655
Interest rate risk [member] | Swap contract [member] | Possible 25% | CDI
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative financial liabilities	(39,216)
Interest rate risk [member] | Swap contract [member] | Remote 50% | LIBOR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative financial liabilities	269,490
Interest rate risk [member] | Swap contract [member] | Remote 50% | CDI
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative financial liabilities	R$ (66,609)